Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2022
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust IV
CIK	dei_EntityCentralIndexKey	0001331854
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 09, 2022
Effective Date	dei_DocumentEffectiveDate	Dec. 09, 2022
Prospectus Date	rr_ProspectusDate	Oct. 18, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A